CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of reconciliation of gross between line items in the statement of financial position and categories of financial instruments

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2020		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	34,025,535	Ps.	34,025,535
Trading assets	8		11,038,856		—		—		—		11,038,856
Debt securities			4,780,993		—		—		—		4,780,993
Equity securities			5,123,939		—		—		—		5,123,939
Derivative assets			1,133,924		—		—		—		1,133,924
Investment securities	9		7,385		28,966,356		1,515,090		5,580,128		36,068,959
Measured at fair value			7,385		28,966,356		1,515,090		—		30,488,831
Measured at amortized cost			—		—		—		5,580,128		5,580,128
Loans	11		—		—		—		206,447,165		206,447,165
Other accounts receivable	12		2,958,385		—		—		12,381,009		15,339,394
Measured at fair value			2,958,385		—		—		—		2,958,385
Measured at amortized cost			—		—		—		12,381,009		12,381,009
Hedging derivative assets	10		156,220		—		—		—		156,220
Total financial assets		Ps.	14,160,846	Ps.	28,966,356	Ps.	1,515,090	Ps.	258,433,837	Ps.	303,076,129

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,452,574	Ps.	—	Ps.	—	Ps.	—	Ps.	1,452,574
Hedging derivative liabilities	10		56,627		—		—		—		56,627
Customer deposits	20		—		—		—		211,841,597		211,841,597
Financial obligations	21		—		—		—		58,624,766		58,624,766
Total financial liabilities		Ps.	1,509,201	Ps.	—	Ps.	—	Ps.	270,466,363	Ps.	271,975,564

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2019		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	30,117,236	Ps.	30,117,236
Trading assets	8		9,113,668		—		—		—		9,113,668
Debt securities			4,673,113		—		—		—		4,673,113
Equity securities			3,523,121		—		—		—		3,523,121
Derivative assets			917,434		—		—		—		917,434
Investment securities	9		10,102		21,608,992		1,328,092		3,053,862		26,001,048
Measured at fair value			10,102		21,608,992		1,328,092		—		22,947,186
Measured at amortized cost			—		—		—		3,053,862		3,053,862
Loans	11		—		—		—		182,128,114		182,128,114
Other accounts receivable	12		2,706,030		—		—		9,282,734		11,988,764
Measured at fair value			2,706,030		—		—		—		2,706,030
Measured at amortized cost			—		—		—		9,282,734		9,282,734
Hedging derivative assets	10		166,598		—		—		—		166,598
Total financial assets		Ps.	11,996,398	Ps.	21,608,992	Ps.	1,328,092	Ps.	224,581,946	Ps.	259,515,428

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	962,438	Ps.	—	Ps.	—	Ps.	—	Ps.	962,438
Hedging derivative liabilities	10		94,298		—		—		—		94,298
Customer deposits	20		—		—		—		175,491,421		175,491,421
Financial obligations	21		—		—		—		54,844,576		54,844,576
Total financial liabilities		Ps.	1,056,736	Ps.	—	Ps.	—	Ps.	230,335,997	Ps.	231,392,733